Non-controlling interest - Summarized financial information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	$ 1,287,615		$ 1,287,615		$ 1,430,390
Current liabilities	(1,446,421)		(1,446,421)		(830,559)
Noncurrent assets	4,950,023		4,950,023		4,111,766
Non-current liabilities	(3,295,595)		(3,295,595)		(2,968,041)
Accumulated non-controlling interest at the end of the year	220,826	$ 13,844	220,826	$ 13,844	223,188	$ 14,216
Revenue	521,317	400,547	1,435,132	1,164,116
Loss for the period	(52,478)	(30,447)	(214,856)	46,159
Other comprehensive (loss)/income	(52,500)	(55,186)	(42,864)	(39,130)
Total comprehensive (loss)/income for the period	(104,978)	(85,633)	(257,720)	7,029
Loss allocated to non-controlling interest during the period	(10,445)	(436)	(3,193)	(983)
Cash flows generated from operating activities	286,243	198,909	625,662	568,304
Cash flows used in investing activities	(239,304)	(77,040)	(1,357,000)	(408,674)
Cash flows generated from financing activities	(25,693)	(143,017)	463,608	(189,285)
Net increase/(decrease) in cash and cash equivalents	21,246	$ (21,148)	(267,730)	$ (29,655)
FiberCo Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest at the end of the year	205,478		205,478		205,433
Loss allocated to non-controlling interest during the period			(7,533)
FiberCo Solues de Infraestrutura S.A. | FiberCo Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Current assets	86,109		86,109		103,315
Current liabilities	(33,422)		(33,422)		(19,357)
Current net assets	52,687		52,687		83,958
Noncurrent assets	417,672		417,672		386,761
Non-current liabilities	(51,057)		(51,057)		(51,389)
Non-current net assets	366,615		366,615		335,372
Net assets	$ 419,302		419,302		$ 419,330
Revenue			41,502
Loss for the period			(15,373)
Other comprehensive (loss)/income			15,466
Total comprehensive (loss)/income for the period			93
Cash flows generated from operating activities			50,769
Cash flows used in investing activities			(62,921)
Cash flows generated from financing activities			(70)
Net increase/(decrease) in cash and cash equivalents			$ (12,222)